Income taxes - Effective Income Tax 2024 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Expected income tax expense (recovery)	$ (4,414)	$ (4,613)	$ (7,214)
Non-deductible stock-based compensation		88	167
Other permanent differences	377	1,001	(3,699)
Withholding taxes and other foreign taxes		1,217	337
Change in enacted tax rates		0	222
Foreign tax rate differences, foreign exchange and other adjustments		808	(147)
Change in valuation allowance		3,587	4,746
Expired losses		(604)	916
Provincial tax effect	0	1,048	4,999
Non-taxable portion of capital gains		(2,016)	0
Income tax expense (recovery)	$ 143	$ 516	$ 327